Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 29, 2023	Jan. 01, 2023 CNY (¥)	Jan. 01, 2022 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
VIEs, consolidated assets, percentage	31.00%	31.00%	35.00%
VIEs, consolidated liabilities, percentage	45.00%	45.00%	39.00%
Cash generated from (used in) operating activities	¥ (212,075,000)	$ (29,872)	¥ (463,926,000)	¥ (1,506,692,000)
Cash (used in) generated from investing activities	(161,141,000)	(22,697)	(8,931,000)	(117,603,000)
Cash generated from financing activities	(51,357,000)	$ (7,234)	(33,857,000)	952,000
Foreign Currency Exchange Rate, Translation						7.0999
Restricted bank deposits			10,231,000
Impairment loss on long-lived assets	¥ 0		¥ 0	¥ 104,651,000
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses	Operating Expenses	Operating Expenses
Deferred revenue and customer advances	¥ 44,949,000		¥ 42,385,000		$ 6,331		¥ 42,385,000	¥ 243,878,000
Advertising costs	1,035,000		0	¥ 76,456,000
Foreign Exchange
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	¥ 57,505,000		169,696,000
Small-scale-VAT-payer Entities
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	3.00%	3.00%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Maturity of term deposits	3 months				3 months
Minimum | General-VAT-payer Entities
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%	6.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity of term deposits	1 year				1 year
Remaining lease terms	6 years				6 years
Maximum | General-VAT-payer Entities
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	13.00%	13.00%
VIEs
Summary Of Significant Accounting Policies [Line Items]
Deferred revenue and customer advances	¥ 42,768,000		40,092,000
VIEs | Minimum
Summary Of Significant Accounting Policies [Line Items]
VIE consolidated transaction amount				100,000
VIEs Excluding Inter-company Transactions
Summary Of Significant Accounting Policies [Line Items]
Cash generated from (used in) operating activities	(45,201,000)		50,755,000	581,190,000
Cash (used in) generated from investing activities	8,325,000		(9,510,000)	(59,413,000)
Cash generated from financing activities	0		¥ 0	¥ 0
Exclusive Call Option Agreement | VIEs
Summary Of Significant Accounting Policies [Line Items]
Purchase price of WFOE to purchase equity interests of VIEs	¥ 1.000
Initial term	10 years	10 years
Period for which exclusive call option agreement shall remain effective upon the written notice issued by WFOE	10 days	10 days
Exclusive Management Services and Business Cooperation Agreement | VIEs
Summary Of Significant Accounting Policies [Line Items]
Exclusive management services and business cooperation agreement term	10 years	10 years
Period for which exclusive call option agreement shall remain effective upon the written notice issued by WFOE	10	10
Personalized Self-directed Learning Products | Minimum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	1 month	1 month
Personalized Self-directed Learning Products | Maximum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	2 months	2 months
Sales of Membership-based Premium Educational Content | Minimum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	15 days	15 days
Sales of Membership-based Premium Educational Content | Maximum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	1 year	1 year